Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Common Class A [Member]
Common stock shares subject to possible redemption	4,231,829	22,500,000	22,500,000
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	100,000,000	100,000,000	100,000,000
Common stock shares issued	5,624,000	0	0
Common stock shares outstanding	5,624,000	0	0
Common stock subject to possible redemption, Per share	$ 10.53	$ 10.1	$ 10
Common Class B [Member]
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	10,000,000	10,000,000	10,000,000
Common stock shares issued	1,000	5,625,000	5,625,000
Common stock shares outstanding	1,000	5,625,000	5,625,000